Concentrations of Credit Risk and Major Customers (Details)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Customers accounting percentage	10.00%
Accounts Receivable [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Customers accounting percentage	10.00%	10.00%
Total revenue [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Customers accounting percentage	10.00%	10.00%	10.00%